Financial Instruments - Summary of Credit Quality of Customers (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade receivables [member]
Disclosure of internal credit grades [line items]
Credit exposure	S/ 1,433,833	S/ 1,693,813
Trade receivables [member] | New customers/related parties (less than 6 months) [member]
Disclosure of internal credit grades [line items]
Credit exposure	40,034	58,442
Trade receivables [member] | Existing customers/related parties (with more than 6 months of trade relationship) with no previous default history [member]
Disclosure of internal credit grades [line items]
Credit exposure	1,275,523	1,492,446
Trade receivables [member] | Existing customers/related parties (with more than 6 months of trade relationship) with previous default history [member]
Disclosure of internal credit grades [line items]
Credit exposure	118,276	142,925
Receivable from related parties [member] | Existing customers/related parties (with more than 6 months of trade relationship) with no previous default history [member]
Disclosure of internal credit grades [line items]
Credit exposure	S/ 647,409	S/ 611,381